Debt - Revolving Credit Facility and Standby Letters of Credit (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Feb. 05, 2018	Jan. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Letters of credit, amount outstanding	$ 74,000,000	$ 74,000,000			$ 79,000,000
JP Morgan Chase
Debt Instrument [Line Items]
Letters of credit, amount outstanding	20,000,000	20,000,000			20,000,000
Deutsche Bank
Debt Instrument [Line Items]
Letters of credit, amount outstanding	54,000,000	54,000,000			59,000,000
Senior Notes
Debt Instrument [Line Items]
Principal Amount					8,250,000,000
Revolving Credit Facility [$0.5B] | Affiliated Entity
Debt Instrument [Line Items]
Incremental term loan commitment	500,000,000	500,000,000
Unsecured revolving credit facility	(500,000,000)
Revolving Credit Facility [$2.5B] | Affiliated Entity
Debt Instrument [Line Items]
Revolving credit facility	2,500,000,000	2,500,000,000
Revolving Credit Facility [$2.5B] | Affiliated Entity | Unsecured Revolving Credit Facility
Debt Instrument [Line Items]
Revolving credit facility	$ 1,000,000,000	$ 1,000,000,000
Revolving credit agreement term		3 years
Revolving Credit Facility [$2.5B] | Affiliated Entity | Unsecured Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Applicable margin, percentage	2.00%	2.00%
Revolving Credit Facility [$2.5B] | Affiliated Entity | Unsecured Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Applicable margin, percentage	3.25%	3.25%
Revolving Credit Facility [$2.5B] | Affiliated Entity | Secured Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Applicable margin, percentage	1.00%	1.00%
Revolving Credit Facility [$2.5B] | Affiliated Entity | Secured Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Applicable margin, percentage	1.75%	1.75%
Revolving Credit Facility [$2.5B] | Affiliated Entity | Secured Revolving Credit Facility | Line of Credit | Deutsche Telekom AG
Debt Instrument [Line Items]
Short-term debt to affiliates					$ 0
Revolving Credit Facility [$2.5B] | Affiliated Entity | Secured Revolving Credit Facility | Line of Credit | Deutsche Telekom AG | Subsequent Event
Debt Instrument [Line Items]
Short-term debt to affiliates			$ 0
Revolving Credit Facility [$1.5B] | Affiliated Entity | Secured Revolving Credit Facility | Line of Credit | Deutsche Telekom AG
Debt Instrument [Line Items]
Incremental term loan commitment	$ 1,500,000,000	$ 1,500,000,000
Revolving credit agreement term		3 years
Short-term debt to affiliates	$ 0	$ 0
6.125% Senior Notes due 2022
Debt Instrument [Line Items]
Interest rate, stated percentage					6.125%
6.125% Senior Notes due 2022 | Senior Notes | Subsequent Event
Debt Instrument [Line Items]
Principal Amount				$ 1,000,000,000
Interest rate, stated percentage				6.125%